GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.60%
3,823	Codexis Inc(a)	$ 78,830
63,513	Element Solutions Inc	1,390,935
52,687	Orion Engineered Carbons SA	841,411
11,269	Steel Dynamics Inc	940,173
		3,251,349
Communications — 3.43%
39,321	Allbirds Inc Class A(a)	236,319
6,578	AudioCodes Ltd(a)	168,068
8,620	Calix Inc(a)	369,884
27,032	Ciena Corp(a)	1,638,950
6,310	Eventbrite Inc Class A(a)	93,199
26,943	Gogo Inc(a)(b)	513,534
8,003	Ooma Inc(a)	119,965
17,561	Open Lending Corp Class A(a)	332,078
6,744	Zendesk Inc(a)	811,236
		4,283,233
Consumer, Cyclical — 12.14%
19,070	Academy Sports & Outdoors Inc	751,358
40,691	American Eagle Outfitters Inc(b)	683,609
8,730	Aspen Aerogels Inc(a)	301,010
4,008	Burlington Stores Inc(a)	730,137
33,410	Callaway Golf Co(a)	782,462
3,078	Chuy's Holdings Inc(a)	83,106
39,370	Core & Main Inc Class A(a)	952,360
4,264	Five Below Inc(a)	675,290
7,155	Fox Factory Holding Corp(a)	700,832
3,287	Gentherm Inc(a)	240,083
8,589	Green Brick Partners Inc(a)	169,719
11,412	IAA Inc(a)	436,509
26,018	indie Semiconductor Inc Class A(a)(b)	203,201
54,971	International Game Technology PLC(b)	1,356,684
30,845	KAR Auction Services Inc(a)	556,752
2,020	Kura Sushi USA Inc Class A(a)	111,403
1,041	LGI Homes Inc(a)	101,685
15,476	Lindblad Expeditions Holdings Inc(a)	233,378
38,239	Lions Gate Entertainment Corp Class B(a)	574,732
3,098	Lovesac Co(a)	167,478
4,536	Monarch Casino & Resort Inc(a)	395,675
14,651	Ollie's Bargain Outlet Holdings Inc(a)(b)	629,407
1,559	Oxford Industries Inc	141,090
8,021	Papa John's International Inc	844,451
4,889	Rush Enterprises Inc Class A	248,899
6,775	Shyft Group Inc	244,645
15,608	Skyline Champion Corp(a)	856,567
8,307	Sleep Number Corp(a)	421,248
7,464	Sonos Inc(a)(b)	210,634
Shares		Fair Value
Consumer, Cyclical — (continued)
27,151	Sun Country Airlines Holdings Inc(a)(b)	$ 710,813
2,937	Sweetgreen Inc Class A(a)(b)	93,955
37,716	Wabash National Corp	559,705
		15,168,877
Consumer, Non-Cyclical — 33.59%
22,981	Adaptive Biotechnologies Corp(a)	318,976
58,656	Amicus Therapeutics Inc(a)	555,472
9,319	AMN Healthcare Services Inc(a)	972,251
14,303	ASGN Inc(a)	1,669,303
16,471	AtriCure Inc(a)	1,081,651
43,325	Avantor Inc(a)	1,465,252
33,952	Avid Bioservices Inc(a)	691,602
21,105	Axonics Inc(a)	1,321,173
11,764	Axsome Therapeutics Inc(a)(b)	486,912
1,418	Beam Therapeutics Inc(a)(b)	81,251
28,045	BELLUS Health Inc(a)	192,950
21,563	BioLife Solutions Inc(a)	490,127
8,702	Blueprint Medicines Corp(a)	555,884
4,569	Castle Biosciences Inc(a)	204,965
102,272	Cerus Corp(a)	561,473
5,790	Chefs' Warehouse Inc(a)	188,754
35,311	Clarivate PLC(a)	591,812
9,369	CONMED Corp	1,391,765
16,010	Cytokinetics Inc(a)	589,328
46,322	elf Beauty Inc(a)	1,196,497
4,579	European Wax Center Inc Class A(a)	135,355
31,036	Evo Payments Inc Class A(a)	716,621
6,320	FTI Consulting Inc(a)	993,630
4,164	Fulcrum Therapeutics Inc(a)	98,479
13,229	Haemonetics Corp(a)	836,337
14,592	HealthEquity Inc(a)	984,085
15,572	ICF International Inc	1,465,948
8,108	ICON PLC(a)	1,972,028
26,948	Insmed Inc(a)	633,278
9,263	Intra-Cellular Therapies Inc(a)	566,803
9,105	Ionis Pharmaceuticals Inc(a)	337,249
17,707	Iovance Biotherapeutics Inc(a)	294,822
2,533	Karuna Therapeutics Inc(a)	321,159
5,503	Kforce Inc	407,057
4,868	Krystal Biotech Inc(a)(b)	323,917
13,986	Lamb Weston Holdings Inc	837,901
2,325	Lantheus Holdings Inc(a)	128,596
24,019	LiveRamp Holdings Inc(a)	898,070
9,487	Merus NV(a)	250,836
2,000	MGP Ingredients Inc	171,180
2,710	Mirati Therapeutics Inc(a)	222,816
8,419	Monro Inc	373,299
7,512	Myovant Sciences Ltd(a)(b)	100,060
3,095	NanoString Technologies Inc(a)	107,551
6,350	Neurocrine Biosciences Inc(a)	595,313
3,058	Novocure Ltd(a)	253,355
17,617	Oak Street Health Inc(a)(b)	473,545
10,414	Omnicell Inc(a)	1,348,509

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
4,959	OrthoPediatrics Corp(a)	$ 267,736
9,066	Pacira BioSciences Inc(a)	691,917
21,992	Performance Food Group Co(a)	1,119,613
6,279	Pliant Therapeutics Inc(a)	44,016
6,218	Protagonist Therapeutics Inc(a)(b)	147,242
3,760	Pulmonx Corp(a)(b)	93,286
3,016	Quanterix Corp(a)	88,037
13,983	Rent the Runway Inc Class A(a)(b)	96,343
92,969	Rigel Pharmaceuticals Inc(a)	277,977
5,109	Rocket Pharmaceuticals Inc(a)	81,029
6,709	Sarepta Therapeutics Inc(a)	524,107
1,116	Shockwave Medical Inc(a)	231,414
5,066	SI-BONE Inc(a)	114,492
29,833	Silk Road Medical Inc(a)	1,231,805
5,304	SomaLogic Inc(a)(b)	42,538
36,148	Sterling Check Corp(a)	955,392
6,429	Syndax Pharmaceuticals Inc(a)	111,736
20,033	Syneos Health Inc(a)	1,621,671
20,496	Tactile Systems Technology Inc(a)	413,199
10,387	Treace Medical Concepts Inc(a)	196,418
8,754	Ultragenyx Pharmaceutical Inc(a)	635,716
7,228	US Physical Therapy Inc	718,825
86,707	ViewRay Inc(a)	339,891
4,300	WEX Inc(a)	767,335
6,232	Willdan Group Inc(a)	191,260
9,936	Xenon Pharmaceuticals Inc(a)	303,744
8,881	ZipRecruiter Inc Class A(a)(b)	204,085
		41,966,021
Energy — 0.57%
12,094	Callon Petroleum Co(a)	714,514
Financial — 9.93%
12,482	AssetMark Financial Holdings Inc(a)	277,724
7,918	Bancorp Inc(a)	224,317
43,073	BRP Group Inc Class A(a)	1,155,649
6,512	Byline Bancorp Inc	173,740
50,290	Compass Inc Class A(a)(b)	395,279
4,434	Customers Bancorp Inc(a)	231,189
22,668	Essent Group Ltd	934,148
7,099	Evercore Inc Class A	790,261
15,967	Focus Financial Partners Inc Class A(a)	730,330
12,000	Goosehead Insurance Inc Class A	942,840
15,873	Palomar Holdings Inc(a)	1,015,713
2,578	Piper Sandler Cos	338,362
29,159	Ryan Specialty Group Holdings Inc Class A(a)	1,131,078
8,374	Ryman Hospitality Properties Inc REIT(a)	776,856
17,762	Stifel Financial Corp	1,206,040
Shares		Fair Value
Financial — (continued)
13,080	Triumph Bancorp Inc(a)	$ 1,229,782
22,680	Virtu Financial Inc Class A	844,150
		12,397,458
Industrial — 12.34%
5,941	A O Smith Corp	379,570
8,708	Advanced Drainage Systems Inc	1,034,597
2,323	AeroVironment Inc(a)	218,687
8,203	Atkore Inc(a)	807,503
4,267	Atlas Air Worldwide Holdings Inc(a)	368,541
19,890	AZEK Co Inc(a)	494,068
10,325	Boise Cascade Co	717,278
5,820	Chart Industries Inc(a)	999,701
8,659	Dycom Industries Inc(a)	824,856
6,898	Evoqua Water Technologies Corp(a)	324,068
26,832	GoPro Inc Class A(a)	228,877
44,192	Hayward Holdings Inc(a)	734,471
7,525	Ichor Holdings Ltd(a)	268,041
9,391	Itron Inc(a)	494,718
15,854	Knight-Swift Transportation Holdings Inc	799,993
33,373	Kratos Defense & Security Solutions Inc(a)	683,479
2,413	Lawson Products Inc(a)	92,997
10,671	Masonite International Corp(a)	949,079
14,528	Mercury Systems Inc(a)	936,330
3,516	Montrose Environmental Group Inc(a)(b)	186,102
1,176	NV5 Global Inc(a)	156,761
1,151	OSI Systems Inc(a)	97,973
26,942	PGT Innovations Inc(a)	484,417
1,659	Proto Labs Inc(a)	87,761
29,663	Schneider National Inc Class B	756,407
2,754	Sight Sciences Inc(a)(b)	31,836
19,617	SPX Corp(a)	969,276
8,327	Vicor Corp(a)	587,470
5,577	Woodward Inc	696,623
		15,411,480
Technology — 22.48%
4,397	Agilysys Inc(a)	175,352
46,369	Allscripts Healthcare Solutions Inc(a)	1,044,230
15,050	Arteris Inc(a)	195,650
10,311	Avid Technology Inc(a)	359,545
18,011	AvidXchange Holdings Inc(a)(b)	144,989
18,885	Black Knight Inc(a)	1,095,141
46,598	Box Inc Class A(a)	1,354,138
5,284	CEVA Inc(a)	214,795
6,515	CyberArk Software Ltd(a)	1,099,406
24,571	DoubleVerify Holdings Inc(a)	618,452
29,010	Evolent Health Inc Class A(a)	937,023
14,112	FormFactor Inc(a)	593,127
5,539	Health Catalyst Inc(a)(b)	144,734

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Technology — (continued)
4,703	Impinj Inc(a)	$ 298,829
29,905	Jamf Holding Corp(a)	1,040,993
10,860	JFrog Ltd(a)	292,677
27,902	KBR Inc	1,527,076
11,489	Lumentum Holdings Inc(a)	1,121,326
29,107	Nutanix Inc Class A(a)	780,650
12,492	Olo Inc Class A(a)	165,519
10,726	Onto Innovation Inc(a)	931,982
4,864	Outset Medical Inc(a)	220,826
34,295	PagerDuty Inc(a)	1,172,546
13,367	PAR Technology Corp(a)(b)	539,225
22,698	Phreesia Inc(a)	598,319
15,957	PowerSchool Holdings Inc Class A(a)	263,450
20,422	Privia Health Group Inc(a)	545,880
11,966	PTC Inc(a)	1,288,978
7,701	PubMatic Inc Class A(a)	201,150
14,822	Rambus Inc(a)	472,674
11,100	Riskified Ltd Class A(a)	67,044
11,189	Silicon Motion Technology Corp ADR	747,649
12,835	Sprout Social Inc Class A(a)	1,028,340
21,162	SS&C Technologies Holdings Inc	1,587,573
4,947	Synaptics Inc(a)	986,927
6,877	Teradyne Inc	813,068
21,915	UserTesting Inc(a)(b)	234,271
54,110	Verra Mobility Corp(a)	880,911
72,779	Zuora Inc Class A(a)	1,090,229
130,668	Zynga Inc Class A(a)	1,207,372
		28,082,066
Utilities — 0.40%
6,299	Ameresco Inc Class A(a)	500,770
TOTAL COMMON STOCK — 97.48% (Cost $109,588,192)		$121,775,768
GOVERNMENT MONEY MARKET MUTUAL FUNDS
471,000	BlackRock FedFund Institutional Class(c), 0.23%(d)	471,000
426,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(c), 0.30%(d)	426,000
6,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.25%(d)	6,000
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
110,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(c), 0.23%(d)	$ 110,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.81% (Cost $1,013,000)		$1,013,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 4.22%
$1,492,482	Undivided interest of 1.38% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with Bank of America Securities Inc, 0.30%, dated 3/31/22 to be repurchased at $1,492,482 on 4/1/22 collateralized by Federal National Mortgage Association securities, 2.00% - 4.00%, 2/1/36 - 3/1/52, with a value of $110,109,755.(c)	1,492,482
1,492,482	Undivided interest of 1.38% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with RBC Capital Markets Corp, 0.30%, dated 3/31/22 to be repurchased at $1,492,482 on 4/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 4/26/22 - 3/20/52, with a value of $110,109,756.(c)	1,492,482
1,492,482	Undivided interest of 3.52% in a repurchase agreement (principal amount/value $42,458,009 with a maturity value of $42,458,375) with Citigroup Global Markets Inc, 0.31%, dated 3/31/22 to be repurchased at $1,492,482 on 4/1/22 collateralized by Government National Mortgage Association securities, 2.00% - 10.00%, 6/15/22 - 1/20/52, with a value of $43,307,169.(c)	1,492,482

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 793,768	Undivided interest of 9.31% in a repurchase agreement (principal amount/value $8,526,232 with a maturity value of $8,526,303) with Morgan Stanley & Co LLC, 0.30%, dated 3/31/22 to be repurchased at $793,768 on 4/1/22 collateralized by various U.S. Government Agency securities, 1.63% - 8.00%, 7/1/22 - 6/1/57, with a value of $8,696,757.(c)	$ 793,768
TOTAL SHORT TERM INVESTMENTS — 4.22% (Cost $5,271,214)		$5,271,214
TOTAL INVESTMENTS — 102.51% (Cost $115,872,406)		$128,059,982
OTHER ASSETS & LIABILITIES, NET — (2.51)%		$(3,139,559)
TOTAL NET ASSETS — 100.00%		$124,920,423
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2022.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2022.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.

March 31, 2022

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2022